UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08824
Integrity Fund of Funds, Inc.
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703
Registrant’s telephone number, including area code:	(701) 852-5292
Date of fiscal year end:	December 31
Date of reporting period:	June 29, 2007

Item 1—Reports to Shareholders

Dear Shareholder:

Enclosed is the report of the operations of the Integrity Fund of Funds, Inc. (the “Fund”) for the six months ended June 29, 2007. The Fund’s portfolio and related financial statements are presented within for your review.

Despite concerns over rising interest rates, the period ended on high hopes. The Dow Jones Industrial Average repeatedly hit new highs and the Standard and Poor’s 500 Index on May 30 finally topped the peak it hit back in March 2000 amid the Internet stock mania. The advances came even as U.S. economic growth slowed, fueled by mergers and acquisitions and global economic strength.

Investors are clearly betting on a perfect economic environment. Growth in the U.S. economy slowed by enough to cap the inflation threat, but not by enough to crush corporate earnings or cause financial stress. Thus far, events have supported this optimism. Housing activity has suffered a sharp downturn, but consumer spending has been supported by continued gains in employment.

On the other side of the ledger, many investors are deeply troubled by the possibility that the housing downturn will cause a recession and a host of other potential problems. Another question will be interest rates: Will they edge high enough to hurt corporate profits and make bonds and money markets more attractive than stocks?

In summary we must remind investors that markets rarely move in a straight line for a long period of time and a near-term correction cannot be ruled out as concerns about weak economic growth increases.

Integrity Fund of Fund’s total return for the six-month period was 7.79%*, this compares to the S&P 500 Index’s 6.96% return for the period.

During the period, additions to the Fund included: Fairholme Fund, ticker (FAIRX), and increases in Vanguard Capital Opportunity Fund and Dodge and Cox Stock Fund, both closed to new investors. Deletions during the period were: Legg Mason Value Trust.

The current portfolio is represented as follows: Growth 29.1%, Growth and Income 25.6%, World Stock 18.9%, Equity Income 11.3%, Mid-Cap Growth 7.9% and Natural Resources 7.2%.

The Fund continues to search for and hold proven funds whose long-term performance of capital appreciation and growth of income are consistent with the Fund’s objectives.

If you would like more frequent updates, please visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Mutual Funds, Inc. (the “Company” or “Integrity Mutual Funds”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

June 29, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through the Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Security and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090. You may also access this information from the Integrity’s website at www.integrityfunds.com.

June 29, 2007 (Unaudited)

TERMS AND DEFINITIONS

Appreciation: Increase in the value of an asset

Average Annual Total Return: A standardized measurement of the return (appreciation) earned by a fund on an annual basis

Consumer Price Index: A commonly used measure of inflation; it does not represent an investment return

Contingent Deferred Sales Charge: A charge applied at the time of the redemption, assuming redemption at the end of the period

Depreciation: Decrease in the value of an asset

Growth Fund: A type of diversified common stock fund that has capital appreciation as its primary goal; it invests in companies that reinvest most of their earnings for expansion, research, or development

Growth & Income Fund: Fund that invests in common stocks for both current income and long-term growth of capital and income

Load: A mutual fund whose shares are sold with a sales charge added to the net asset value

Market Value: Actual price at which a fund trades in the marketplace

Net Asset Value: The value of all of your fund’s assets, minus any liabilities, divided by the number of outstanding shares not including any initial or contingent deferred sales charge

No-Load: A mutual fund whose shares are sold without a sales charge added to the net asset value

Total Return: Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

June 29, 2007 (Unaudited)

COMPOSITION

Portfolio Load Types

No-Load	50.7%
Load	49.3%

The Load Structure reflects the type of sales load typically charged by each fund in the portfolio. As of June 29, 2007, the Fund has not paid a sales load to any fund.

These percentages are subject to change.

Portfolio Investment Style

G - Growth	29.1%
G&I - Growth & Income	25.6%
WS - World Stock	18.9%
EI - Equity Income	11.3%
MG - Mid-Cap Growth	7.9%
NR - Natural Resources	7.2%

The Portfolio Investment Style reflects the investment methodology and the size of the company in which each fund in the portfolio invests.

These percentages are subject to change.

June 29, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 29, 2006 to June 29, 2007.

The example illustrates the Fund’s costs in two ways:

Actual Expenses: The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 29, 2006	Ending Account Value June 29, 2007	Expenses Paid During Period*
Actual	$1,000.00	$1,077.90	$8.57
Hypothetical (5% return before expenses)	$1,000.00	$1,016.55	$8.32

*Expenses are equal to the annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 7.79% for the six-month period of December 29, 2006 to June 29, 2007.

June 29, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 29, 2007
Integrity Fund of Funds	1 year	3 year	5 year	10 Year	Since Inception (January 3, 1995)
Without CDSC	19.16%	12.47%	11.13%	3.97%	6.82%
With CDSC (3.00% Maximum)	16.16%	11.69%	11.13%	3.97%	6.82%

S&P 500 Index	1 year	3 year	5 year	10 Year	Since Inception (January 3, 1995)
	20.59%	11.68%	10.71%	7.13%	11.87%

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

June 29, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the S&P 500 Index

	Integrity Fund of Funds without CDSC	S&P 500 Index
12/31/1996	$10,000	$10,000
1997	$11,465	$13,336
1998	$12,860	$17,148
1999	$15,308	$20,756
2000	$13,931	$18,866
2001	$10,930	$16,624
2002	$8,616	$12,950
2003	$11,085	$16,664
2004	$12,126	$18,478
2005	$13,001	$19,385
2006	$14,837	$22,447
06/29/2007	$15,993	$24,009

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of the maximum CDSC. Had CDSC been included, performance would have been lower.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

June 29, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of the Fund consists of five Directors. These same individuals, unless otherwise noted, also serve as directors or trustees for the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds. Three Directors (60% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “independent” Directors. Two of the remaining three Directors and/or Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Directors of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director, and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT DIRECTORS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 54	Director	Indefinite Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc. (since January 2006); Trustee, Integrity Managed Portfolios and The Integrity Funds (since January 2006).	15	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 71	Director	Indefinite Since April 1995	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since April 1995), Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	15	First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 59	Director	Indefinite Since January 1999	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003), ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, Integrity Managed Portfolios (since January 1999) and The Integrity Funds (since May 2003).	15	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.

Directors and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Directors and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

June 29, 2007 (Unaudited)

The Interested Directors and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Robert E. Walstad[2] 1 Main St. N. Minot, ND 58703 62	Director, Chairman, President	Indefinite Since August 1994

Director (September 1987 to February 2007), President (September 2002 to May 2003), CEO (September 2001 to February 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (August 1988 to February 2007), Integrity Money Management, Inc.; Director, President and Treasurer (August 1988 to September 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to February 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (January 1996 to August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (January 2002 to February 2007) and President (September 2002 to December 2004), Capital Financial Services, Inc.; South Dakota Tax-Free Fund, Inc., (April 1994 to June 2004), Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc., Trustee, Chairman, President (since January 2006) and Treasurer (January 2006 to May 2004), Integrity Managed Portfolios and Trustee, Chairman, President (since May 2003), The Integrity Funds)

				15	Minot Park Board
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Director, Vice President, Secretary	Indefinite Since August 1994

Attorney; Director and Vice President (since May 1988) Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc (since August 1988), Integrity Fund Services, Inc. (since May 1989), Integrity Funds Distributor, Inc. (since January 1996), ND Capital, Inc. (August 1988 to August 2006); Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax-Free Fund, Inc.; Vice President and Secretary, Integrity Managed Portfolios (Since January 1996) and The Integrity Funds (Since June 2003).

				3	None

OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (Since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, Integrity Managed Portfolios, ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005

Fund Accounting Manager (May 1998 through October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) The Integrity Funds, Integrity Managed Portfolios, ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Mr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Mr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

Directors and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Directors and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

Schedule of Investments June 29, 2007 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

MUTUAL FUNDS (98.4%)

American Capital Income Builder Class A	1,549	$100,697
American Capital World Growth & Income Fund Class A	27,490	1,268,119
Davis New York Venture Class A	26,508	1,097,681
Dodge & Cox Stock Fund Class N	13,702	2,220,934
Fairholme Fund Class N	31,490	999,792
Fidelity Dividend Growth Fund Class N	13,774	467,889
American Growth Fund of America Class A	24,244	870,355
MFS Value Fund Class A	28,467	819,294
Mairs and Power Growth Fund Class N	6,586	546,547
Mutual Beacon Fund Class A	37,996	684,694
T. Rowe Price Equity Income Fund Class N	20,187	631,646
T. Rowe Price New Era Fund Class N	17,658	992,531
Templeton World Fund Class A	21,926	459,138
Templeton Growth Fund Class A	31,402	861,362
Vanguard Capital Opportunity Fund Class N	26,985	1,078,581
Washington Mutual Investors Class A	15,922	592,121

TOTAL MUTUAL FUNDS (COST: $11,536,981)		$13,691,381

SHORT-TERM SECURITIES (1.5%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $211,941)	211,941	$211,941

TOTAL INVESTMENTS IN SECURITIES (COST: $11,748,922)		$13,903,322
OTHER ASSETS LESS LIABILITIES		6,311

NET ASSETS		$13,909,633

*Indicates mutual fund is non-income producing.

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Assets and Liabilities June 29, 2007 (Unaudited)

ASSETS
Investments in securities, at value (cost: $11,748,922)	$13,903,322
Cash	3,178
Accrued dividends receivable	15,897
Accrued interest receivable	1,293
Prepaid expenses	9,406
Receivable due from broker	9
Total Assets	$13,933,105

LIABILITIES
Accrued expenses	$6,953
Payable for fund shares redeemed	320
Payable to affiliates	16,199
Total Liabilities	$23,472

NET ASSETS	$13,909,633

Net assets are represented by:
Capital stock outstanding, at par	$97
Additional paid-in capital	15,479,963
Accumulated undistributed net realized gain (loss) on investments	(3,688,136)
Accumulated undistributed net investment income (loss)	(36,691)
Unrealized appreciation (depreciation) on investments	2,154,400
Total amount representing net assets applicable to 966,667 outstanding shares of $.0001 par value common stock (1,000,000,000 shares authorized)	$13,909,633

Net asset value per share	$14.39

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Operations For the six months ended June 29, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$8,888
Dividends	54,367
Total Investment Income	$63,255

EXPENSES
Investment advisory fees	$54,516
Service fees	15,143
Transfer agent fees	12,701
Accounting service fees	15,029
Administrative service fees	12,000
Transfer agent out-of-pockets	1,051
Professional fees	4,201
Custodian fees	1,631
Directors fees	1,030
Reports to shareholders	1,685
License, fees, and registrations	7,900
Insurance expense	107
Legal fees	801
Audit fees	2,701
Total Expenses	$130,496
Less expenses waived or absorbed by the Fund’s manager	(30,550)
Total Net Expenses	$99,946

NET INVESTMENT INCOME (LOSS)	$(36,691)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	$133,242
Capital gain distributions	24,421
Net change in unrealized appreciation (depreciation) of investments	825,292
Net Realized and Unrealized Gain (Loss) on Investments	$982,955

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$946,264

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Changes in Net Assets

For the six months ended June 29, 2007 and the year ended December 29, 2006

	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(36,691)	$35,239
Net realized gain (loss) on investment transactions	157,663	567,714
Net change in unrealized appreciation (depreciation) on investments	825,292	421,752
Net Increase (Decrease) in Net Assets Resulting From Operations	$946,264	$1,024,705

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.00 and $.05 per share)	$0	$(35,240)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share)	0	0
Total Dividends and Distributions	$0	$(35,240)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$3,644,203	$4,088,926
Proceeds from reinvested dividends	0	34,471
Cost of shares redeemed	(570,491)	(1,252,205)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$3,073,712	$2,871,192

TOTAL INCREASE (DECREASE) IN NET ASSETS	$4,019,976	$3,860,657
NET ASSETS, BEGINNING OF PERIOD	9,889,657	6,029,000
NET ASSETS, END OF PERIOD	$13,909,633	$9,889,657

Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 29, 2007 (Unaudited)

Note 1: ORGANIZATION

The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on June 1, 1994 and commenced operations on January 1, 1995. The Fund’s objective is long-term capital appreciation and growth of income. The Fund seeks to achieve this objective by investing primarily in a diversified group of other open-end investment companies, which in turn invest principally in equity securities.

Shares of the Fund are offered for sale at net asset value without a sales charge.  Shares purchased on or before April 30, 2007, may be subject to a 1.50% contingent deferred sales charge (“CDSC”) if redeemed within five years of purchase.  Shares purchased after April 30, 2007, may be subject to a 3.0% CDSC if redeemed within three years of purchase.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Investments in mutual funds are valued at the net asset value (“NAV”) per share most recently determined and reported by the respective mutual fund. Such quotations are obtained from a pricing service. If the pricing service fails to receive the NAV from the underlying mutual fund, a daily news source from the Internet will be used as the pricing source, along with verbal confirmation from the underlying mutual in the form of a telephone call. If the NAV is unreportable by the underlying fund group on the current day, the Administrator will wait until the next business morning to obtain the price from the underlying fund group and then price and verify the NAV for the Fund.

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

The tax character of distributions paid was as follows:

	December 29, 2006	December 30, 2005
Tax-exempt income	$0	$0
Ordinary income	35,240	0
Long-term capital gains	0	0
Total	$35,240	$0

As of December 29, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($3,845,799)	$1,329,108	($2,516,691)

The Fund has available at December 29, 2006, a net capital loss carryforward totaling $3,845,799, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the table below.

Year	Unexpired Capital Losses
2009	$1,622,886
2010	$1,709,000
2011	$513,913

For the year ended December 29, 2006, the Fund did not make any permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Distributions to shareholders - The Fund will distribute dividends from net investment income and any net realized capital gains at least annually. Dividends and distributions are reinvested in additional shares of the Fund at net asset value or paid in cash. Distributions are recorded on the ex-dividend date.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for non-taxable dividends and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Dividend income - Dividend income is recognized on the ex-dividend date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3: CAPITAL SHARE TRANSACTIONS

As of June 29, 2007, there were 1,000,000,000 shares of $.0001 par value authorized; 966,667 and 740,946 were outstanding at June 29, 2007 and December 29, 2006, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006
Shares sold	267,168	326,982
Shares issued on reinvestment of dividends	0	2,569
Shares redeemed	(41,447)	(102,110)
Net increase (decrease)	225,721	227,441

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”) the Fund’s investment adviser; Integrity Funds Distributor, Inc. (the “Distributor” or “Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund’s sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 0.90% of the Fund’s average daily net assets. The Fund has recognized $23,966 of investment advisory fees after waiver for the six months ended June 29, 2007. The Fund has a payable to Integrity Money Management of $5,625 at June 29, 2007 for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the Investment Adviser.

The Investment Adviser has contractually agreed to maintain expense levels of the Fund at 1.65% through December 31, 2007. In addition, the Investment Adviser may voluntarily waive fees or reimburse expenses not required under the advisory contract from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.65% for the six months ended June 29, 2007.

Principal underwriter and shareholder services - Integrity Funds Distributor is the Fund’s principal underwriter. The Fund pays Integrity Funds Distributor service fees computed at an annual rate of 0.25% of the Fund’s average daily net assets. Integrity Funds Distributor, in turn, pays dealers service fees for personal service to shareholders and/or the maintenance of shareholder accounts. The Fund has recognized $15,143 of service fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Funds Distributor of $2,804 at June 29, 2007 for service fees. Certain officers and directors of the Fund are also officers and directors of the underwriter.

Integrity Fund Services, the transfer agent, provides shareholder services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $12,701 of transfer agency fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $2,243 at June 29, 2007 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $15,029 of accounting service fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $2,494 at June 29, 2007 for accounting service fees.  Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.15% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. The Fund will pay an additional fee of $500 per month for each additional share class. The Fund has recognized $12,000 of administrative service fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $1,933 at June 29, 2007 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $4,100,000 and $943,816, respectively, for the six months ended June 29, 2007.

Note 6: INVESTMENT IN SECURITIES

At June 29, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $11,748,922. The net unrealized appreciation of investments based on the cost was $2,154,400, which is comprised of $2,157,554 aggregate gross unrealized appreciation and $3,154 aggregate gross unrealized depreciation.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” an interpretation of SFAS 109, “Accounting for Income Taxes” (FIN 48).  FIN 48 established the accounting for uncertain tax positions that have been taken or are expected to be taken in a tax return, including the recognition and measurement of their financial statement effects.  Pursuant to FIN 48, the Fund would recognize a tax benefit only if it is “more likely than not” that a particular tax position would be sustained upon examination or audit.  To the extent the “more likely than not” standard is satisfied, the benefit associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement.  The adoption of FIN 48 did not result in a material impact on the Fund’s financials statements.  Accordingly, no cumulative effect adjustment related to the adoption of FIN 48 was recorded.

As a regulated investment company, the Fund generally is not subject to income tax on its net income distributed as dividends to shareholders.  Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights June 29, 2007

Selected per share data and ratios for the period indicated.

		For The Six Months Ended June 29, 2007 (Unaudited)		For The Year Ended December 29, 2006		For The Year Ended December 30, 2005		For The Year Ended December 31, 2004		For The Year Ended December 31, 2003		For The Year Ended December 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD		$13.35		$11.74		$10.95		$10.01		$7.78		$9.87

Income from Investment Operations:
Net investment income (loss)		$(.04)	$	..05		$(.04)		$(.04)		$(.07)		$(.10)
Net realized and unrealized gain (loss) on investments		1.08		1.61		..83		..98		2.30		(1.99)
Total Income (Loss) From Investment Operations		$1.04		$1.66	$	..79	$	..94		$2.23		$(2.09)

Less Distributions:
From net investment income	$	..00		$(.05)	$	..00	$	..00	$	..00	$	..00
Distributions from net realized gains		..00		..00		..00		..00		..00		..00
Total Distributions	$	..00		$(.05)	$	..00	$	..00	$	..00	$	..00

NET ASSET VALUE, END OF PERIOD		$14.39		$13.35		$11.74		$10.95		$10.01		$7.78

Total Return		15.58%B,D		14.12%A		7.21%A		9.39%A		28.66%A		(21.18%)A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)		$13,910		$9,890		$6,029		$6,517		$7,142		$8,496
Ratio of net expenses (after expense assumption) to average net assets		1.65%C,D		1.65%C		1.65%C		1.60%C		1.60%C		1.60%C
Ratio of net investment income to average net assets		(0.61%)D		0.51%		(0.33%)		(0.39%)		(0.69%)		(0.89%)
Portfolio turnover rate		8.10%		16.47%		1.65%		24.84%		0.00%		27.71%

A Excludes CDSC of 1.50%.

B Excludes CDSC of 3.00%.

C During the periods indicated above, Integrity Mutual Funds assumed/waived expenses of $30,550, $59,230, $61,165, $57,412, $25,525, and $21,883, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.15%, 2.51%, 2.63%, 2.47%, 1.97%, and 1.79%, respectively.

D Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2—Code of Ethics

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. The registrant did not grant any waivers, including implicit waivers, from any provisions of the code of ethics to the principal financial officer and principal executive officer during the period covered by this report.

Item 3—Audit Committee Financial Expert

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4—Principal Accountant Fees and Services

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5—Audit Committee of Listed Registrants

Not applicable

Item 6—Schedule of Investments

The Schedule of Investments is included in Item 1 of this Form N-CSRS.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8—Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 10—Submissions of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors in the last fiscal half-year.

Item 11—Controls and Procedures

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSRS (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12—Exhibits

(a)	(1)	The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mark R. Anderson Mark R. Anderson President, Integrity Fund of Funds, Inc.

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Laura K. Anderson Laura K. Anderson Treasurer, Integrity Fund of Funds, Inc.

Date: August 29, 2007